Note 1 - Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant, and Equipment Gross	$ 316,393	$ 283,677
Less: Accumulated Depreciation	214,897	144,079
Total Fixed Assets, Net	101,496	139,598
Office Equipment [Member]
Property, Plant, and Equipment Gross	164,318	153,553
Leasehold Improvements [Member]
Property, Plant, and Equipment Gross	25,635	23,874
Manufacturing Tooling [Member]
Property, Plant, and Equipment Gross	103,204	97,288
Demo Equipment [Member]
Property, Plant, and Equipment Gross	$ 23,236	$ 8,962